Deposits for Plant, Property and Equipment	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
DEPOSITS FOR PLANT, PROPERTY AND EQUIPMENT
9.	DEPOSITS FOR PLANT, PROPERTY AND EQUIPMENT

	December 31, 2021	June 30, 2021
	(unaudited)
Deposits for plant	$572,768	$1,006,234
Deposits for modular data centers (a)	69,280,821	8,629,005
Total	$69,853,589	$9,635,239

(a)	As of December 31, 2021 and June 30, 2021, the Company had deposits for modular data centers of $69,280,821 and $8,629,005, respectively. These modular data centers will be used for the Company’s blockchain business. The Company expect to receive these equipment once its plant completed construction.